UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6076

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

(a)

Annual Report

March 31, 2021

AlphaClone Alternative Alpha ETF

Ticker: ALFA

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

AlphaClone Alternative Alpha ETF

AlphaClone Alternative Alpha ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the AlphaClone Alternative Alpha ETF (“ALFA” or the “Fund”). The following information pertains to the fiscal period from April 1, 2020 through March 31, 2021 (the “current fiscal period”). The Fund seeks to track the total return performance, before fees and expenses, of the AlphaClone Hedge Fund Masters Index (the “Index”).

The Fund had positive performance during the current fiscal period. The market price for ALFA increased 70.96% and the NAV increased 69.73%, while the S&P 500® Index, a broad market index, gained 56.35% over the same period. The Fund’s Index returned a positive 70.48%.

For the current fiscal period, the largest positive contributor to return was Carvana Company (CVNA), adding 6.51% to the return of the Fund, gaining 376.31%, with an average weighting of 2.79%. The second largest contributor to return was Etsy, Inc. (ESTY), adding 6.26% to the return of the Fund, gaining 424.64% with an average weighting of 2.85%. The third largest contributor to return was Fate Therapeutics, Inc. (FATE), adding 4.05% to the return of the Fund, gaining 166.56% with an average weighting of 1.65%.

For the current fiscal period, the largest negative contributor to return was Arcturus Therapeutics Holdings, Inc. (ARCT), detracting 1.29% from the return of the Fund, declining 41.19% with an average weighting of 0.55%. The security contributing second-most negatively was CrowdStrike Holdings, Inc. (CRWD), detracting 0.70% from the return of the Fund, and declining 17.83% with an average weighting of 0.21%. The third largest negative contributor to return was Zoom Video Communications, Inc. (ZM), detracting 0.70% from the return of the Fund, and declining 22.07% with an average weight of 0.45%.

The Fund began trading on May 30, 2012 and has 375,000 outstanding shares as of March 31, 2021.

We appreciate your investment in ALFA.

Sincerely,

J. Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

AlphaClone Alternative Alpha ETF

Must be preceded or accompanied by a prospectus

Past performance is not a guarantee of future results. Higher short-term returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

Investments involve risk. Principal loss is possible. The AlphaClone Alternative Alpha ETF has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants.

The AlphaClone Hedge Fund Masters Index tracks the performance of U.S.-traded equity securities to which hedge funds and institutional investors have disclosed significant exposure. The proprietary index methodology developed by AlphaClone ranks hedge funds and institutional investors based on the efficacy of replicating their publicity disclosed positions. Equities are selected from those managers with the highest ranking, or “Clone Score”.

AlphaClone, Inc. (the “Index Provider”) and the Fund are in no way affiliated with the hedge funds and/or institutional investors whose public filings are utilized to derive the index’s constituents. Public filings may not disclose all an investment manager’s positions.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Opinions expressed are those of the Fund manager and are subject to change, are not guaranteed and should not be considered investment advice.

The S&P 500® Index (SPX) is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Exchange Traded Concepts, LLC is the Adviser to AlphaClone Alternative Alpha ETF, which is distributed by Quasar Distributors, LLC (“Quasar”). Quasar is not affiliated with Exchange Traded Concepts, LLC or AlphaClone, Inc.

AlphaClone Alternative Alpha ETF

Performance Summary
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 30, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestments of capital gains and dividends.

Average Annual Returns Year Ending March 31, 2021	1 Year	3 Year	5 Year	Since Inception 5/30/12
AlphaClone Alternative Alpha ETF - NAV	69.73%	20.54%	17.75%	13.56%
AlphaClone Alternative Alpha ETF - MKT	70.96%	20.50%	17.78%	13.58%
AlphaClone Hedge Fund Masters Index/AlphaClone Hedge Fund Downside Hedged Index(1)	70.48%	20.85%	18.41%	14.30%
S&P 500® Index	56.35%	16.78%	16.29%	15.68%

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.alphaclonefunds.com to obtain the latest performance.

AlphaClone Alternative Alpha ETF

Performance Summary
(Unaudited) (Continued)

Gross Expense Ratio: 0.65%

(1)

Effective December 27, 2017, the Fund’s investment objective changed to track the total return performance, before fees and expenses, of the AlphaClone Hedge Fund Masters Index. Prior to December 27, 2017, the Fund’s investment objective was to track the total return performance, before fees and expenses, of the AlphaClone Hedge Fund Downside Hedged Index. Performance shown for periods beginning December 27, 2017 is that of the AlphaClone Hedge Fund Masters Index, and performance shown for periods prior to December 27, 2017 is that of the AlphaClone Hedge Fund Downside Hedged Index.

AlphaClone Alternative Alpha ETF

Portfolio Allocation
As of March 31, 2021 (Unaudited)

Sector	Percentage of Net Assets
Information Technology (a)	34.6%
Consumer Discretionary	21.6
Investments Purchased with Proceeds from Securities Lending	18.1
Communication Services	14.2
Health Care	11.1
Industrials	8.6
Consumer Staples	6.2
Financials	3.2
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(18.2)
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

AlphaClone Alternative Alpha ETF

Schedule of Investments
March 31, 2021

Shares	Security Description	Value
	COMMON STOCKS — 99.5%
	Communication Services — 14.2%
3,265	Facebook, Inc. - Class A (a)	$961,640
1,571	Netflix, Inc. (a)	819,528
2,058	Roku, Inc. (a)	670,435
2,692	Spotify Technology SA - ADR (a)	721,321
4,435	Walt Disney Company (a)	818,346
		3,991,270
	Consumer Discretionary — 21.6%
275	Amazon.com, Inc. (a)	850,872
2,773	Carvana Company (a)(b)	727,635
5,121	DoorDash, Inc. - Class A (a)(b)	671,517
3,536	Etsy, Inc. (a)	713,105
505	MercadoLibre, Inc. (a)	743,431
6,985	Peloton Interactive, Inc. - Class A (a)	785,393
1,204	Tesla, Inc. (a)(b)	804,188
2,577	Wayfair, Inc. - Class A (a)(b)	811,111
		6,107,252
	Consumer Staples — 6.2%
2,607	Costco Wholesale Corporation	918,915
11,497	Inter Parfums, Inc.	815,482
		1,734,397
	Financials — 3.2%
6,923	Evercore, Inc. - Class A	912,036

	Health Care — 11.1%
17,722	1Life Healthcare, Inc. (a)(b)	692,576
1,937	Illumina, Inc. (a)	743,924
7,712	Inari Medical, Inc. (a)	825,184
19,817	Progyny, Inc. (a)(b)	882,055
		3,143,739
	Industrials — 8.6%
5,724	Chart Industries, Inc. (a)(b)	814,811
12,879	Sunrun, Inc. (a)(b)	778,922
15,106	Triton International Ltd. - ADR	830,679
		2,424,412

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

Schedule of Investments
March 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Information Technology — 34.6% (c)
6,768	Apple, Inc.	$826,711
3,871	Crowdstrike Holdings, Inc. - Class A (a)	706,496
4,638	Enphase Energy, Inc. (a)	752,098
4,372	Five9, Inc. (a)(b)	683,475
1,642	HubSpot, Inc. (a)	745,813
1,444	Lam Research Corporation	859,527
28,161	Nutanix, Inc. - Class A (a)	747,956
2,355	Palo Alto Networks, Inc. (a)	758,451
3,161	PayPal Holdings, Inc. (a)	767,617
2,241	RingCentral, Inc. - Class A (a)	667,549
660	Shopify, Inc. - Class A - ADR (a)	730,290
3,588	Square, Inc. - Class A (a)	814,656
2,080	Twilio, Inc. - Class A (a)	708,781
		9,769,420
	TOTAL COMMON STOCKS (Cost $27,143,477)	28,082,526

	SHORT-TERM INVESTMENTS — 0.6%
158,219	First American Government Obligations Fund, Class X, 0.04% (d)	158,219
	TOTAL SHORT-TERM INVESTMENTS (Cost $158,219)	158,219

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

Schedule of Investments
March 31, 2021 (Continued)

Units	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 18.1%
5,113,379	Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (d)(e)	$5,113,379
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,113,379)	5,113,379
	Total Investments (Cost $32,415,075) — 118.2%	33,354,124
	Liabilities in Excess of Other Assets — (18.2)%	(5,125,394)
	TOTAL NET ASSETS — 100.0%	$28,228,730

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2021. Total value of securities on loan is $5,151,945.
(c)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(d)	Rate shown is the annualized seven-day yield as of March 31, 2021.
(e)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

Statement of Assets and Liabilities
March 31, 2021

ASSETS
Investments in securities, at value*+	$33,354,124
Dividends and interest receivable	3,552
Securities lending income receivable	429
Total Assets	33,358,105

LIABILITIES
Collateral received for securities loaned	5,113,379
Management fees payable	15,996
Total Liabilities	5,129,375

NET ASSETS	$28,228,730

Net Assets Consist of:
Paid-in capital	$67,049,838
Total distributable earnings (accumulated deficit)	(38,821,108)
Net Assets	$28,228,730

Net Asset Value:
Net assets	$28,228,730
Shares outstanding ^	375,000
Net asset value, offering and redemption price per share	$75.28

*Identified Cost:
Investments in securities	$32,415,075

^	No par value, unlimited number of shares authorized.
+	Including securities on loan of $5,151,945.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

Statement of Operations
For the Year Ended March 31, 2021

INCOME
Dividends*	$109,336
Interest	43
Securities lending income, net	4,076
Total investment income	113,455

EXPENSES
Management fees	168,317
Total expenses	168,317

Net investment income (loss)	(54,862)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	9,049,678
Securities litigation	56,379
Change in unrealized appreciation (depreciation) on investments	3,657,508
Net realized and unrealized gain (loss) on investments	12,763,565
Net increase (decrease) in net assets resulting from operations	$12,708,703

*	Net of foreign taxes withheld of $1,102.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

Statements of Changes in Net Assets

	Year Ended March 31, 2021	Year Ended March 31, 2020
OPERATIONS
Net investment income (loss)	$(54,862)	$146,087
Net realized gain (loss) on investments and securities litigation	9,106,057	399,705
Change in unrealized appreciation (depreciation) on investments	3,657,508	(4,016,128)
Net increase (decrease) in net assets resulting from operations	12,708,703	(3,470,336)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(137,546)	(36,741)
Total distributions to shareholders	(137,546)	(36,741)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	47,595,645	10,279,887
Payments for shares redeemed	(50,872,920)	(8,014,608)
Net increase (decrease) in net assets derived from capital share transactions (a)	(3,277,275)	2,265,279
Net increase (decrease) in net assets	$9,293,882	$(1,241,798)

NET ASSETS
Beginning of year	$18,934,848	$20,176,646
End of year	$28,228,730	$18,934,848

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	675,000	175,000
Redemptions	(725,000)	(150,000)
Net increase (decrease)	(50,000)	25,000

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

Financial Highlights
For a capital share outstanding throughout the year

	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018		Year Ended March 31, 2017
Net asset value, beginning of year	$44.55	$50.44	$43.35	$37.93		$33.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	(0.14)	0.36	0.03	0.07		0.09
Net realized and unrealized gain (loss) on investments (6)	31.24	(6.16)	7.17	5.35	(2)	4.30
Total from investment operations	31.10	(5.80)	7.20	5.42		4.39

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.37)	(0.09)	(0.11)	—		—
Total distributions	(0.37)	(0.09)	(0.11)	—		—

Net asset value, end of year	$75.28	$44.55	$50.44	$43.35		$37.93

Total return	69.73%	-11.54%	16.65%	14.29	%(3)	13.09%

SUPPLEMENTAL DATA:
Net assets at end of year (000’s)	$28,229	$18,935	$20,177	$23,843		$30,346
RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65%	0.65%	0.65%	0.88	%(4)	0.97%
Ratio of expenses excluding dividend and interest expense on short positions to average net assets	0.65%	0.65%	0.65%	0.88	%(4)	0.95%
Net investment income (loss) to average net assets	(0.21)%	0.66%	0.07%	0.18%		0.25%
Net investment income (loss) excluding dividend and interest income on short positions to average net assets	(0.21)%	0.66%	0.07%	0.18%		0.27%
Portfolio turnover rate (5)	179%	126%	197%	371%		183%

(1)	Calculated based on average shares outstanding during the year.
(2)	Includes $0.26 gain per share derived from payment from sub-adviser.
(3)	Before payment from sub-adviser for the loss resulting from a trade error, the total return for the year would have been 13.6%.
(4)	Effective December 27, 2017, the Adviser reduced its management fee from 0.95% to 0.65%. See Note 3.
(5)	Excludes the impact of in-kind transactions.
(6)

Realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

Notes to Financial Statements
March 31, 2021

NOTE 1 – ORGANIZATION

AlphaClone Alternative Alpha ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the price and yield, before fees and expenses, of the AlphaClone Hedge Fund Masters Index. The Fund commenced operations on May 30, 2012.

The end of the reporting period for the Fund is March 31, 2021, and the period covered by these Notes to Financial Statements is the fiscal year ended March 31, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$28,082,526	$—	$—	$28,082,526
Investments Purchased with Proceeds from Securities Lending	—	5,113,379	—	5,113,379
Short-Term Investments	158,219	—	—	158,219
Total Investments in Securities	$28,240,745	$5,113,379	$—	$33,354,124

^	See Schedule of Investments for sector breakouts.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Continued)

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Continued)

arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind and net operating losses. During the current fiscal period, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(10,269,680)	$10,269,680

During the current fiscal period, the Fund realized $10,300,346 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes,

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Continued)

brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distributions (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.65% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting, prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33⅓ percent of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian, who also serves as the securities lending agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned, that may occur during the term of the loan, will be for the account of the Fund. The Fund has the right, under the terms of the securities lending agreement, to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Custodian shall take all actions the Custodian deems appropriate to liquidate the collateral, purchase replacement securities at the Custodian’s expense,

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Continued)

or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Custodian.

As of the end of the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Collateral Received*
$5,151,945	$5,113,379

*

The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by the Fund on the investment of cash collateral received from the borrowers for the securities loaned to it (“Securities Lending Income”) is reflected in the Fund’s Statement of Operations. Fees and interest income earned on collateral investments and recognized by the Fund during the current fiscal period was $4,076.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind redemptions, were $47,060,807 and $50,747,964, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Continued)

During the current fiscal period, in-kind transactions associated with creations and redemptions were $47,354,033 and $47,172,002, respectively.

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at March 31, 2021 were as follows:

Tax cost of investments	$32,501,307
Gross tax unrealized appreciation	$2,773,877
Gross tax unrealized depreciation	(1,921,060)
Net tax unrealized appreciation (depreciation)	852,817
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(39,673,925)
Distributable earnings (accumulated deficit)	$(38,821,108)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended March 31, 2021, the Fund deferred, on a tax basis, late-year ordinary losses of $24,196 and no post-October capital losses.

As of March 31, 2021, the Fund had a short-term capital loss carryforward of $38,863,062 and a long-term capital loss carryforward of $786,667. These amounts do not have an expiration date.

The tax character of distributions paid by the Fund during the fiscal years ended March 31, 2021 and March 31, 2020 was $137,546 and $36,741 of ordinary income, respectively.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from its NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called, “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Continued)

when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $200, payable to the Custodian. The fixed creation fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital share transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RISKS

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Sector Risk. To the extent that the Fund invests more heavily in particular sectors or regions of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

AlphaClone Alternative Alpha ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of AlphaClone Alternative Alpha ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AlphaClone Alternative Alpha ETF (the “Fund”), a series of ETF Series Solutions, as of March 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

AlphaClone Alternative Alpha ETF

Report of Independent Registered Public Accounting Firm
(Continued)

We have served as the auditor of one or more of Exchange Traded Concepts, LLC’s investment companies since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
May 26, 2021

AlphaClone Alternative Alpha ETF

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	46	Independent Trustee, Managed Portfolio Series (33 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	46	Independent Trustee, Managed Portfolio Series (33 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	46	Independent Trustee, PPM Funds (3 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	46	None

AlphaClone Alternative Alpha ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016-2020); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Isabella K. Zoller Born: 1994	Assistant Secretary	Indefinite term; since 2020	Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

AlphaClone Alternative Alpha ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.alphaclonefunds.com.

AlphaClone Alternative Alpha ETF

Expense Example
For the Six-Months Ended March 31, 2021 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the following Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,169.40	$3.52
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.69	$3.28

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.65%, multiplied by the average account value during the six-month period, multiplied by 182/365, to reflect the one-half year period.

AlphaClone Alternative Alpha ETF

Approval of Advisory Agreement & Board Considerations
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 7, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the AlphaClone Alternative Alpha ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of the Fund; (iii) the cost and profits realized from providing such services, including any fall-out benefits enjoyed by the Adviser or its affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meeting, the Adviser, along with representatives from other service providers of the Fund, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Adviser provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business. The Board then discussed the written materials and oral presentation that it had received, and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser providing investment management services to the Fund and other series of the Trust. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, and the services provided by the Adviser.

AlphaClone Alternative Alpha ETF

Approval of Advisory Agreement & Board Considerations
(Unaudited) (Continued)

The Board also considered other services currently provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective as an passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the Materials and primarily considered the Fund’s performance for periods ended June 30, 2020. Because the Fund is designed to track the performance of an index, the Board considered the extent to which the Fund tracked its index before fees and expenses. The Board noted that, for the one-year, three-year, five-year, and since inception periods, the Fund’s performance was generally in line with that of its underlying index before fees and expenses. The Board further noted that, for the one- and three-year periods, the Fund outperformed the S&P 500 Index, but the Fund underperformed the S&P 500 Index for the five-year and since inception periods. The Board further noted that, for the one-year, three-year, and five-year periods, the Fund underperformed the median for funds in the universe of U.S. Large Growth ETFs as reported by Morningstar (the “Category Peer Group”). The Board also considered the performance of the Fund relative to the performance of the two most direct competitors for the Fund that seek to mimic the individual positions of various hedge funds, as identified by the Adviser (the “Selected Peer Group”). The Board noted that the Fund’s returns for the one-year period were within the range of returns for the Selected Peer Group, and the Fund outperformed the Selected Peer Group for the three-year period.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for the Fund and compared the Fund’s expense ratio to its Category Peer Group and the Selected Peer Group. The Board noted that the expense ratio for the Fund was significantly higher than the Category Peer Group, but was within the range of expense ratios for the Selected Peer Group. The Board also noted that, because the Category Peer Group included a number of significantly larger, low-cost, passive ETFs, the peer group may not allow for an apt comparison by which to judge the Fund’s expense ratio.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund paid no expenses other than the advisory fee and, if incurred, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. In

AlphaClone Alternative Alpha ETF

Approval of Advisory Agreement & Board Considerations
(Unaudited) (Continued)

this regard, the Board considered the Adviser’s financial resources needed to support its management of the Fund and obligations under the “unified fee” arrangement. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale would be shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

AlphaClone Alternative Alpha ETF

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

AlphaClone Alternative Alpha ETF

Federal Tax Information
(Unaudited)

For the fiscal year ended March 31, 2021, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal year ended March 31, 2021 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at www.alphaclonefunds.com. The Fund’s portfolio holdings are posted on its website at www.alphaclonefunds.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.alphaclonefunds.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

AlphaClone Alternative Alpha ETF

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.alphaclonefunds.com.

Adviser

Exchange Traded Concepts, LLC

10900 Hefner Point Drive, Suite 400

Oklahoma City, Oklahoma 73120

Index Provider

AlphaClone, Inc.

One Market Street

Steuart Tower, Suite 1208

San Francisco, California 94105

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

AlphaClone Alternative Alpha ETF

Symbol – ALFA

CUSIP – 26922A305

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 03/31/2021	FYE 03/31/2020
Audit Fees	$ 14,500	$ 14,500
Audit-Related Fees	$ 0	$ 0
Tax Fees	$ 3,500	$ 3,500
All Other Fees	$ 0	$ 0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 03/31/2021	FYE 03/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 03/31/2021	FYE 03/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Leonard M. Rush, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	6/3/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	6/3/2021

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	6/3/2021

*	Print the name and title of each signing officer under his or her signature.